Schedule of Non-cash Stock Compensation Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 8,260	$ 10,445	$ 26,961	$ 31,135
Direct costs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	4,551	5,755	14,855	16,830
Selling, general and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 3,709	$ 4,690	$ 12,106	$ 14,305